Document and Entity Information	9 Months Ended
Sep. 30, 2025
Document And Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	XCEL BRANDS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001083220
Amendment Flag	false